NET REVENUES - Contract balance (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accounts Receivable
Opening Balance	¥ 65,247		¥ 28,569
Increase/(decrease), net	97,847		36,678
Ending Balance	163,094	$ 24,995	65,247
Advances from Customers
Opening Balance	63,456		15,489
Increase/(decrease), net	53,995		47,967
Ending Balance	117,451		63,456
Revenue recognized	¥ 63,456		¥ 15,489
MP Service
Contract balance
Maximum term of contract with customer	1 year	1 year	1 year